OTHER (INCOME) EXPENSE, NET (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Net loss (gain) on other sales of assets		$ 37	$ (6)	$ 8
Other post business combination expenses		0	0	183
Litigation and other matters		226	59	37
Other, net		1	20	67
Other (income) expense, net		(353)	73	295
Amendment in license agreement			20
Allergan Shareholder Class Actions
Investment [Line Items]
Litigation settlements	$ 290
AntiGrippin Litigation
Investment [Line Items]
Litigation and other matters				25
Valeant Co Parties | Allergan Shareholder Class Actions
Investment [Line Items]
Litigation settlements	$ 96
Salix
Investment [Line Items]
Litigation and other matters			90
Acceleration of unvested stock				168
Payroll taxes				3
Bonus payments				12
Salix | Xifaxan®, Relistor® and Apriso®
Investment [Line Items]
Litigation and other matters			(39)
Skincare Brand
Investment [Line Items]
(Gain) loss on sale of business		(309)	0	0
iNova
Investment [Line Items]
(Gain) loss on sale of business		(309)	0	0
Dendreon
Investment [Line Items]
(Gain) loss on sale of business		(97)	0	0
Sprout
Investment [Line Items]
(Gain) loss on sale of business		$ 98	0	$ 0
Ruconest Divestiture
Investment [Line Items]
Net loss (gain) on other sales of assets			$ 22